Derivatives - Hedges of net investments in foreign operations (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 7,528,000,000	$ 6,054,000,000
Carrying amount, liabilities	$ 5,005,000,000	$ 4,860,000,000
Nominal amount	488,270,000,000	424,859,000,000
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	$ 650,000,000	$ 0
Carrying amount, liabilities	$ (7,000,000)	$ (523,000,000)
Nominal amount	34,967,000,000	33,775,000,000
Amounts recognised in OCI	$ 1,803,000,000	$ 1,130,000,000
Change in fair value	742,000,000	(801,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0
Hedges of net investment in foreign operations | Pound sterling-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	397,000,000
Carrying amount, liabilities	$ (1,000,000)	$ (404,000,000)
Nominal amount	15,407,000,000	16,415,000,000
Amounts recognised in OCI	$ 833,000,000	$ 604,000,000
Change in fair value	229,000,000	(843,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0
Hedges of net investment in foreign operations | Swiss franc-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	10,000,000
Carrying amount, liabilities	$ 0	$ (23,000,000)
Nominal amount	556,000,000	526,000,000
Amounts recognised in OCI	$ 89,000,000	$ 49,000,000
Change in fair value	40,000,000	(62,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0
Reclassification adjustments on hedge de-designation	110,000,000	110,000,000
Hedges of net investment in foreign operations | Hong Kong dollar-denominated structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	1,000,000
Carrying amount, liabilities	$ (3,000,000)	$ 0
Nominal amount	5,844,000,000	5,792,000,000
Amounts recognised in OCI	$ (27,000,000)	$ 0
Change in fair value	(26,000,000)	2,000,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0
Hedges of net investment in foreign operations | Other structural foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, assets	242,000,000
Carrying amount, liabilities	$ (3,000,000)	$ (96,000,000)
Nominal amount	13,160,000,000	11,042,000,000
Amounts recognised in OCI	$ 907,000,000	$ 477,000,000
Change in fair value	499,000,000	102,000,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 0	$ 0